As filed with the Securities and Exchange Commission on September 28, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: July 31

Date of reporting period: August 3, 2015 – July 31, 2016

ITEM 1. REPORT TO STOCKHOLDERS.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND

Annual Report
July 31, 2016

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND A MESSAGE TO OUR SHAREHOLDERS (Unaudited) JULY 31, 2016

Dear Shareholder,
ABR Dynamic Funds, LLC is pleased to review the performance of the ABR Dynamic Blend Equity & Volatility Fund (the "Fund") from August 3, 2015 through July 31, 2016. During this period, the Institutional Shares of the Fund returned -2.56% versus 5.91% for the Fund's benchmark, the S&P 500 Total Return Index (the "S&P 500").
The investment objective of the Fund is to seek investment results that correspond generally to the performance, before the Fund's fees and expenses are deducted, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large- capitalization stocks. The investment model is designed to hold each security in approximately the same proportion as its weighting in the ABR Dynamic Blend Equity & Volatility Index Powered by Wilshire ("ABRVXX Index" or the "Index").
The Fund pursues its investment objectives by following a rules-based strategy that is fully systematic, repeatable, and scalable. Although not guaranteed, we believe that by investing in both securities and derivatives that give exposure to both the S&P 500 and the S&P 500 VIX Short-Term Futures Total Return Index, the Fund will be subject to less risk, over the long term, than the risk associated with investing in either one of the underlying index exposures taken by itself. This may be due to what are, in some cases, contrary risks associated with the relationships between strategies with equity and equity volatility exposures.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowing for investment purposes) in investments in equity securities and derivative instruments that provide exposure to equity securities, including volatility in the equity markets. For purposes of this policy, the notional value of the Fund's investments in derivative instruments that provide exposure comparable to investments in equity securities, including volatility in the equity markets, may be counted toward satisfaction of the 80% policy. The Fund employs a model-driven investment approach to determine an allocation among equities (via instruments that track the S&P 500® Total Return Index), equity volatility (via instruments that track the S&P 500® VIX Short-Term Futures Total Return Index), and cash (via cash instruments). The Fund's investment model is designed to hold each security in approximately the same proportion as its weighting in the ABRVXX Index. The Fund may also invest in Exchange Traded Products ("ETPs").
The Fund's underperformance can be largely attributed to the large underperformance of equity volatility over the past year. For instance, the S&P 500 VIX Short-Term Futures Total Return Index returned -35.32%, for the period August 3, 2015 to July 31, 2016. This is one of the Fund's two allocations, and viewed through this prism, the Fund actually performed well considering the return on equity volatility. We believe this is a good example of how the Fund's blend of two allocation strategies may have lowered overall risk.
In conclusion, it has been a tough year for strategies that allocate capital to long equity volatility. Despite these conditions, the Fund's Blended Equity and Volatility strategy was able to remain relatively flat when compared to the S&P 500 VIX Short-Term Futures Total Return Index. While the Fund underperformed when compared to the S&P 500, the Fund did have lower volatility, which reinforces our desire to have lower risk over time than either component strategy may have when taken by itself.
For more detailed information on ABR Dynamic Funds, LLC, visit our website at www.abrfunds.com.
All investing involves risk including the possible loss of principal. The Fund's achievement of its objectives is not guaranteed. The Fund's strategies for managing volatility entail their own unique risks and it may not be suitable for some investors due to their financial circumstances and risk tolerance. Futures can be volatile and may cause the Fund's performance to be volatile. A fluctuation in an individual holding could have a relatively large impact because the Fund is not diversified. The Fund is not actively managed and so will not otherwise take defensive positions in declining markets unless such positions are reflected in the Fund's benchmark index.
1

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND PERFORMANCE CHART AND ANALYSIS (Unaudited) JULY 31, 2016

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in the ABR Dynamic Blend Equity & Volatility Fund (the "Fund") compared with the performance of the benchmark, the S&P 500 Total Return Index (the "S&P 500"), since inception. The S&P 500 is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The total return of the S&P 500 includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the S&P 500 does not include expenses. The Fund is professionally managed, while the S&P 500 is unmanaged and is not available for investment.
Comparison of Change in Value of a $100,000 Investment
ABR Dynamic Blend Equity & Volatility Fund - Institutional Shares vs. S&P 500 Index

Average Annual Total Returns
Period Ended July 31, 2016	Since Inception(1)
ABR Dynamic Blend Equity & Volatility Fund — Institutional Shares	-2.56%
ABR Dynamic Blend Equity & Volatility Fund — Investor Shares	-2.70%
S&P 500 Index	5.91%

(1) Institutional Shares commenced operations on August 3, 2015, and Investor Shares commenced operations on August 14, 2015.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (855) 422-4518. As stated in the Fund's prospectus, the annual operating expense ratio (gross) for Institutional Shares and Investor Shares is 2.42% and 3.21%, respectively. However, the Fund's Adviser has agreed to contractually waive its fees and/or reimburse Fund expenses to limit total annual Fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares and Investor Shares to 2.00% and 2.25%, respectively, through at least November 28, 2016. The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fee waiver or expense reimbursement, is approved by the Fund's Board of Trustees, and the reimbursement does not cause the Fund's net annual operating expenses of that class to exceed the expense cap in place at the time the fees were waived. During the period, certain fees were waived and/or expenses reimbursed, otherwise returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND SCHEDULE OF INVESTMENTS JULY 31, 2016

Shares	Security Description	Value

Investment Company - 99.7%
7,671	SPDR S&P 500 ETF Trust (Cost $1,601,136)	$1,665,758

Total Investments - 99.7% (Cost $1,601,136)*	$1,665,758
Other Assets & Liabilities, Net – 0.3%	4,235
Net Assets – 100.0%	$1,669,993

ETF	Exchange Traded Fund

*  Cost for federal income tax purposes is $1,611,660 and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$54,098
Gross Unrealized Depreciation	-
Net Unrealized Appreciation	$54,098

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2016.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$1,665,758
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$1,665,758

The Level 1 value displayed in this table is Investment Companies. Refer to this Schedule of Investments for a further breakout of each security by type.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended July 31, 2016.

PORTFOLIO HOLDINGS
% of Net Assets
Investment Company	99.7%
Other Assets & Liabilities, Net	0.3%
100.0%

See Notes to Financial Statements.	3

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND STATEMENT OF ASSETS AND LIABILITIES JULY 31, 2016

ASSETS
. Total investments, at value (Cost $1,601,136)	$1,665,758
Cash	35,313
Receivables:
Investment securities sold	16,095
Interest	50
Prepaid expenses	18,550
Total Assets	1,735,766

LIABILITIES
Payables:
Investment securities purchased	25,777
Accrued Liabilities:
Investment adviser fees	12,790
Fund services fees	7,613
Other expenses	19,593
Total Liabilities	65,773

NET ASSETS	$1,669,993

COMPONENTS OF NET ASSETS
Paid-in capital	$1,591,847
Accumulated net realized gain	13,524
Net unrealized appreciation	64,622
NET ASSETS	$1,669,993

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	145,778
Investor Shares	26,932

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $1,409,993)	$9.67
Investor Shares (based on net assets of $260,000)	$9.65

See Notes to Financial Statements.	4

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND STATEMENT OF OPERATIONS PERIOD ENDED JULY 31, 2016*

INVESTMENT INCOME
Dividend income .	$21,424
Interest income	51
Total Investment Income	21,475

EXPENSES
Investment adviser fees	18,919
Fund services fees	79,146
Transfer agent fees:
Institutional Shares	25,189
Investor Shares	25,189
Distribution fees:
Investor Shares	373
Custodian fees	5,014
Registration fees:
Institutional Shares	836
Investor Shares	721
Professional fees	18,584
Trustees' fees and expenses	1,917
Offering costs	71,179
Miscellaneous expenses	17,344
Total Expenses	264,411
Fees waived and expenses reimbursed	(242,416)
Net Expenses	21,995

NET INVESTMENT LOSS	(520)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	16,261
Net change in unrealized appreciation (depreciation) on investments	64,622
NET REALIZED AND UNREALIZED GAIN	80,883
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,363

* Commencement of operations was August 3, 2015.

See Notes to Financial Statements.	5

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND STATEMENT OF CHANGES IN NET ASSETS

August 3, 2015* Through July 31, 2016
OPERATIONS
Net investment loss	$(520)
Net realized gain	16,261
Net change in unrealized appreciation (depreciation)	64,622
Increase in Net Assets Resulting from Operations	80,363

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	(519)
Investor Shares	(116)
Net realized gain:
Institutional Shares	(1,247)
Investor Shares	(335)
Total Distributions to Shareholders	(2,217)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	1,863,115
Investor Shares	341,060
Reinvestment of distributions:
Institutional Shares	1,766
Investor Shares	451
Redemption of shares:
2	Institutional Shares	(526,102)
1	Investor Shares	(88,443)
Increase in Net Assets from Capital Share Transactions	1,591,847
Increase in Net Assets	1,669,993

NET ASSETS
Beginning of Period	-
End of Period	$1,669,993

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	199,787
Investor Shares	36,022
Reinvestment of distributions:
Institutional Shares	180
Investor Shares	46
Redemption of shares:
Institutional Shares	(54,189)
Investor Shares	(9,136)
Increase in Shares	172,710

*	Commencement of operations.

See Notes to Financial Statements.	6

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	August 3, 2015 (a) Through July 31, 2016
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	—	(c)
Net realized and unrealized loss	(0.26	)(d)
Total from Investment Operations	(0.26)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.02)
Net realized gain	(0.05)
Total Distributions to Shareholders	(0.07)
NET ASSET VALUE, End of Period	$9.67
TOTAL RETURN	(2.56	)%(e)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$1,410
Ratios to Average Net Assets: (f)
Net investment loss	(0.03	)%(g)
Net expenses	2.00	%(g)
Gross expenses (h)	21.68	%(g)
PORTFOLIO TURNOVER RATE	739	%(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.01 per share.
(d)
Per share amount does not reflect the actual net realized and unrealized gain/(loss) for the period due to the timing of Fund share sales and the amount of per share realized and unrealized gains and losses at such time.

(e)	Not annualized.
(f)
The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.

(g)	Annualized.
(h)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	7

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	August 14, 2015 (a) Through July 31, 2016
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$9.99
INVESTMENT OPERATIONS
Net investment loss (b)	(0.01)
Net realized and unrealized loss	(0.26	)(c)
Total from Investment Operations	(0.27)
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income	(0.02)
Net realized gain	(0.05)
Total Distributions to Shareholders	(0.07)
NET ASSET VALUE, End of Period	$9.65
TOTAL RETURN	(2.70	)%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$260
Ratios to Average Net Assets: (e)
Net investment loss	(0.14	)%(f)
Net expenses	2.25	%(f)
Gross expenses (g)	41.59	%(f)
PORTFOLIO TURNOVER RATE	739	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)
Per share amount does not reflect the actual net realized and unrealized gain/(loss) for the period due to the timing of Fund share sales and the amount of per share realized and unrealized gains and losses at such time.

(d)	Not annualized.
(e)
The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.

(f)	Annualized.
(g)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	8

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS JULY 31, 2016

Note 1. Organization
The ABR Dynamic Blend Equity & Volatility Fund (the "Fund") is a non-diversified portfolio of Forum Funds II (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. Institutional Shares and Investor Shares commenced operations on August 3, 2015, and August 14, 2015, respectively. The Fund's investment objective is to seek investment results that correspond generally to the performance, before the Fund's fees and expenses, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large-capitalization stocks.
Note 2. Summary of Significant Accounting Policies
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Exchange-traded securities (such as shares of exchange-traded funds) and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange-traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Shares of non-exchange traded open-end mutual funds are valued at net asset value ("NAV"). Short-term investments that mature in 60 days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust's Valuation Committee, as defined in the Fund's registration statement, performs certain functions as they relate to the administration and oversight of the Fund's valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The aggregate value by input level, as of July 31, 2016, for the Fund's investments is included in the Fund's Schedule of Investments.
9

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS JULY 31, 2016

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended ("Code"), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund will file a U.S. federal income and excise tax return as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of July 31, 2016, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class' respective net assets to the total net assets of the Fund.
Offering Costs – Offering costs for the Fund of $71,179 consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 3. Fees and Expenses
Investment Adviser – ABR Dynamic Funds, LLC (the "Adviser") is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.75% of the Fund's average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund's distributor (the "Distributor"). The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the Fund's average daily net assets of Investor Shares for providing distribution and/or shareholder services to the Fund. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") or their affiliates.
Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman). The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also

10

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS JULY 31, 2016

reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees' fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expenses Reimbursed and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 2.00% and Investor Shares to 2.25%, through at least November 28, 2016. Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended July 31, 2016, fees waived and expenses reimbursed were as follows:
Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$18,919	$191,949	$31,548	$242,416

The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fee waiver or expense reimbursement, is approved by the Fund's Board of Trustees and the reimbursement does not cause the Fund's net annual operating expenses of that class to exceed the expense cap in place at the time the fees were waived. The amount of fees waived or expenses reimbursed eligible for recoupment are as follows:
	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
July 31, 2016	$210,868	July 31, 2019	$-

Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended July 31, 2016, were $9,610,513 and $8,025,638, respectively.
Note 6. Federal Income Tax
Distributions paid during the fiscal year ended as noted were characterized for tax purposes as follows:
2016
Ordinary Income	$2,217

As of July 31, 2016, distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed Ordinary Income	$24,048
Unrealized Appreciation	54,098
Total	$78,146

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and undistributed short-term capital gains.
On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the period ended July 31, 2016. The following reclassification was the result of net operating losses, gain/loss adjustments on partnership sales, and dividend reclassifications and has no impact on the net assets of the Fund.
Undistributed Net Investment Income (Loss)	$1,155
Accumulated Net Realized Gain (Loss)	(1,155)

Note 7. Underlying Investment in Other Investment Companies
The Fund currently invests a portion of its assets in the SPDR S&P 500 ETF Trust. The Fund may eliminate its investments at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders. The performance of the Fund may be directly affected by the performance of the SPDR S&P 500 ETF Trust. As of July 31, 2016 the percentage of the Fund's net assets invested in the SPDR S&P 500 ETF Trust was 99.7%. The latest financial statements for the SPDR S&P 500 ETF Trust can be

11

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS JULY 31, 2016

found at www.sec.gov and should be read in conjunction with the Fund's financial statements.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds II and the Shareholders of
ABR Dynamic Blend Equity & Volatility Fund

We have audited the accompanying statement of assets and liabilities of ABR Dynamic Blend Equity & Volatility Fund, a series of shares of beneficial interest in Forum Funds II, including the schedule of investments, as of July 31, 2016, and the related statements of operations and changes in net assets and the financial highlights for the period August 3, 2015 (commencement of operations) through July 31, 2016. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2016 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ABR Dynamic Blend Equity & Volatility Fund as of July 31, 2016, and the results of its operations, the changes in its net assets and its financial highlights for the period August 3, 2015 (commencement of operations) through July 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP
Philadelphia, Pennsylvania
September 27, 2016
13

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND ADDITIONAL INFORMATION (Unaudited) JULY 31, 2016

Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (855) 422-4518 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. The Fund's proxy voting record for the period from the Fund's commencement of operations to June 30 will be available, without charge and upon request, by calling (855) 422-4518 and no later than August 31 of this year on the SEC's website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2016, through July 31, 2016.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	February 1, 2016	July 31, 2016	Period*	Ratio*
Institutional Shares
Actual	$1,000.00	$1,046.54	$10.18	2.00%
Hypothetical (5% return before taxes)	$1,000.00	$1,014.92	$10.02	2.00%
Investor Shares
Actual	$1,000.00	$1,045.50	$11.44	2.25%
Hypothetical (5% return before taxes)	$1,000.00	$1,013.67	$11.26	2.25%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 to reflect the half-year period.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 100.00% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD).
14

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND ADDITIONAL INFORMATION (Unaudited) JULY 31, 2016

Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust's business affairs and of the exercise of all the Trust's powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Mr. Keffer and Mr. Hong are considered Interested Trustees due to their affiliation with Atlantic. The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 422-4518.
Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex¹ Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
David Tucker Born: 1958	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 2013	Director, Blue Sky Experience (a charitable endeavor) since 2008; Senior Vice President & General Counsel, American Century Companies 1998-2008.	46	Trustee, Forum Funds, Forum ETF Trust and U.S. Global Investors Funds
Mark D. Moyer Born: 1959	Trustee; Chairman, Audit Committee	Since 2013	Chief Financial Officer, Institute of International Education 2008-2011; Chief Financial Officer and Chief Restructuring Officer, Ziff Davis Media Inc. 2005-2008; Adjunct Professor of Accounting, Fairfield University 2009-2012.	22	Trustee, Forum ETF Trust and U.S. Global Investors Funds
Jennifer Brown-Strabley Born: 1964	Trustee	Since 2013	Principal, Portland Global Advisors 1996-2010.	22	Trustee, Forum ETF Trust and U.S. Global Investors Funds
Interested Trustees
Stacey E. Hong Born: 1966	Trustee	Since 2013	President, Atlantic since 2008.	22	Trustee, U.S. Global Investors Funds
John Y. Keffer[2] Born: 1942	Trustee	Since 2013	Chairman, Atlantic since 2008; President, Forum Investment Advisors, LLC since 2011; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.	46	Trustee, Forum Funds, Forum ETF Trust and U.S. Global Investors Funds; Director, Wintergreen Fund, Inc.
Officers
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Senior Vice President, Atlantic since 2008.	N/A	N/A
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2013	Senior Vice President, Atlantic since 2008.	N/A	N/A
Zachary Tackett Born: 1988	Vice President; Secretary; Anti-Money Laundering Compliance Officer	Since 2014	Associate Counsel, Atlantic since 2014; Intern Associate, Coakley & Hyde, PLLC, 2010-2013.	N/A	N/A
Michael J. McKeen Born: 1971	Vice President	Since 2013	Senior Vice President, Atlantic since 2008.	N/A	N/A
Timothy Bowden Born: 1969	Vice President	Since 2013	Manager, Atlantic since 2008.	N/A	N/A
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
[1]The Fund Complex includes the Trust, Forum Funds, Forum ETF Trust and U.S. Global Investors Funds and is overseen by different Boards of Trustees.
[2]Atlantic is a subsidiary of Forum Holdings Corp. I, a Delaware corporation that is wholly owned by Mr. Keffer.

15

 [INTENTIONALLY LEFT BLANK]

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(855) 422-4518 (toll free)

INVESTMENT ADVISER
ABR Dynamic Funds, LLC
48 Wall Street
New York, NY 10005

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management, and other information.

227-ANR-0716

ITEM 2. CODE OF ETHICS.
(a)
As of the end of the period covered by this report, Forum Funds II (the "Registrant") has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the "Code of Ethics").

(c)	There have been no amendments to the Registrant's Code of Ethics during the period covered by this report.

(d)       There have been no waivers to the Registrant's Code of Ethics during the period covered by this report.

(e)        Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- "interested" Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the "Act")), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2015 and $11,200 in 2016.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2015 and $0 in 2016.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $0 in 2015 and $3,000 in 2016.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs  (a) through (c) of this Item, were $0 in 2015 and $0 in 2016.

(e) (1) The Audit Committee reviews and approves in advance all audit and "permissible non-audit services" (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a "Series").  In addition, the Audit Committee reviews and approves in advance all "permissible non-audit services" to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant ("Affiliate"), by the Series' principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series' investment adviser or an Affiliate to the Series' principal accountant for audit and permissible non-audit services are consistent with the principal accountant's independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2015 and $0 in 2016.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant's investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	September 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	September 19, 2016

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer
Date	September 19, 2016